Taxes on Income (Schedule of Income Tax Expense Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current	$ 3,746	$ 1,140	$ 2,181
Deferred Income Tax Expense (Benefit)	2,776	1,306	8,828
Income tax expense	6,522	2,446	11,009
Domestic (Israel)	1,048	664	8,844
Foreign	5,474	1,782	2,165
Income tax expense	$ 6,522	$ 2,446	$ 11,009